Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000946868
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014